Derivative Instruments and Hedging Activities (Details)	3 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2019 USD ($) derivative_instrument	Aug. 31, 2019 EUR (€) derivative_instrument
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Hedging instruments gain (loss)	$ 0	$ 6,000,000
Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Accumulated other comprehensive loss to be reclassified over next twelve months	0
Cross currency interest rate contracts | Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Number of derivative instruments held | derivative_instrument				3	3
Notional amount of hedged item				$ 200,000,000
Fixed interest rate of hedged item				5.75%	5.75%
Notional amount of derivative | €					€ 181,000,000
Weighted average interest rate				3.73%	3.73%
Hedging instruments gain (loss)	0	$ 6,000,000
Cross currency interest rate contracts | Designated as Hedges | Other Noncurrent Liabilities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of the hedged liability	0		$ 1,000,000
Forward foreign currency contracts | Not Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Notional amount of derivative	$ 70,000,000		$ 68,000,000
Maturity period of spot or forward exchange rate contracts	1 month